Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use assets
Schedule of right-of-use assets

Year ended December 31, 2023	Properties	Equipment	Total
Opening net book amount	353,097	4,516	357,613
Depreciation charge	(277,885)	(2,708)	(280,593)
Effect of lease modifications	253,312	—	253,312
Closing net book amount	328,524	1,808	330,332

As of December 31, 2023	Properties	Equipment	Total
Cost	1,725,162	13,542	1,738,704
Accumulated depreciation	(1,396,638)	(11,734)	(1,408,372)
Net book value	328,524	1,808	330,332

Year ended December 31, 2024	Properties	Equipment	Total
Opening net book amount	328,524	1,808	330,332
Depreciation charge	(73,337)	(677)	(74,014)
Effect of lease modifications	23,940	—	23,940
Disposals	(7,408)	—	(7,408)
Assets transferred to Neurosterix Pharma Sàrl	(230,141)	(1,131)	(231,272)
Closing net book amount	41,578	—	41,578

As of December 31, 2024	Properties	Equipment	Total
Cost	111,642	—	111,642
Accumulated depreciation	(70,064)	—	(70,064)
Net book value	41,578	—	41,578